UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—September 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   September 30, 2023
Vanguard Wellesley® Income Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Trustees Approve Advisory Arrangement	57
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended September 30, 2023, Vanguard Wellesley Income Fund returned 5.87% for Admiral Shares and 5.79% for Investor Shares. The results lagged the 6.16% return of the composite benchmark index, which reflects the fund’s target allocation of 65% bonds and 35% stocks.
•	Early on, inflation began to ease off multidecade highs amid aggressive interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of interest rates remaining higher for longer weighed on sentiment in the bond market toward the end of the period.
•	In the fixed income portion of the fund, security selection helped performance relative to the benchmark, particularly in consumer noncyclicals, electric utilities, and banking. An underweight allocation to and selection in noncorporate credit aided relative returns, as did the fund’s duration positioning. On the other side of the ledger, an underweight in credit spread duration and an overweight allocation to mortgage-backed securities versus the benchmark held back returns.
•	On the equity side, the fund posted positive returns in 8 of 11 sectors, while the benchmark’s results were positive in 10 sectors. Selection within communication services and consumer discretionary contributed most to relative returns. Energy detracted most in relative terms; the fund’s return in this sector (+18%), while strong, was modest compared with that of the index (+32%).
Market Barometer
	Average Annual Total Returns Periods Ended September 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.19%	9.53%	9.63%
Russell 2000 Index (Small-caps)	8.93	7.16	2.40
Russell 3000 Index (Broad U.S. market)	20.46	9.38	9.14
FTSE All-World ex US Index (International)	20.67	4.23	3.00
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.78%	-5.18%	0.18%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.66	-2.30	1.05
FTSE Three-Month U.S. Treasury Bill Index	4.71	1.78	1.74
CPI
Consumer Price Index	3.70%	5.75%	4.04%

Advisor’s Report
For the 12 months ended September 30, 2023, Vanguard Wellesley Income Fund returned 5.79% for Investor Shares and 5.87% for Admiral Shares. The composite benchmark—which is weighted 65% Bloomberg U.S. Credit A or Better Bond Index and 35% FTSE High Dividend Yield Index—returned 6.16%
The investment environment
For the 12 months, the Standard & Poor’s 500 Index returned 21.62%, the MSCI World Index returned 22.58%, and the MSCI EAFE Index returned 25.65%. Within the United States, growth stocks outperformed value—the Russell 1000 Growth Index returned 27.72% and the Russell 1000 Value Index returned 14.44%. During the same period, U.S. fixed income sectors generated mixed total returns. The Bloomberg U.S. Aggregate Index generated a return of 0.64%. The yield of the 10-year U.S. Treasury note closed at 4.57%, up from 3.83% in September 2022.
In the last quarter of 2022, greater optimism that the U.S. Federal Reserve would begin to scale back its aggressive pace of interest-rate hikes, along with outsized short covering and hedging, helped to fuel a sharp rebound in stocks before sentiment waned amid recession fears, macroeconomic headwinds, and downside earnings risks in the coming quarters. In December, the Fed raised interest rates by 50 basis points (bps), snapping a streak of four consecutive hikes of 75 bps. (One basis point equals one-hundredth of a percentage point, or 0.01%.)
In the first quarter of 2023, the collapse of two U.S. regional banks prompted more uncertainty about the economic outlook. The Fed slowed its pace of tightening, raising interest rates by 25 bps in February and March, to a range between 4.75% and 5%. Markets continued to surge in the second quarter, largely driven by a rally in a narrow group of mega-capitalization technology companies that benefited from investor exuberance over generative artificial intelligence. During the third quarter, markets were pressured by surging Treasury yields. Even as household budgets were strained by tightening credit conditions and lofty prices, markets dialed back the probability of recession as cooling inflation, a solid job market, and resilient consumer spending increased the chances of a “soft landing” for the U.S. economy.
Global sovereign yields rose as most major central banks maintained hawkish policies to counter persistent inflation. Toward the end of the period U.S. lawmakers struck a last-minute deal to raise the debt ceiling and avert a default, boosting market sentiment. Despite concerns about tighter lending standards following turmoil in the banking sector, credit sectors produced positive excess returns over duration-equivalent government bonds as credit spreads narrowed. Investment-grade corporate spreads narrowed by 38 bps while high-yield corporate spreads tightened by 158 bps, according to Bloomberg index data.

Securitized sectors underperformed on a total and excess return basis amid forced sales of banks’ agency mortgage portfolios, but performance partially rebounded by the end of the period as markets absorbed the Federal Deposit Insurance Corporation (FDIC) asset sales of mortgage-backed securities (MBS). Commercial real estate concerns driven by weakness in the office sector also weighed on securitized debt. Corporate bonds, both investment grade and high yield, outperformed duration-equivalent government bonds for the 12 months, often by wide margins.
Global fixed income sectors rallied at times over the 12 months from easing inflation pressures and mixed economic data. However, concerns about global growth and corporate profitability persisted, particularly as volatility spiked in the first quarter of 2023 on fears of broader contagion in the banking system. Liquidity programs from the Fed and UBS’s acquisition of Credit Suisse helped calm market volatility and concerns about bank liquidity.
Inflation showed signs of peaking, but at levels well above central bank targets, and wages remained elevated. The United Kingdom grappled with the highest inflation among developed markets. The U.S. labor market remained tight and consumer confidence improved. Meanwhile, weaker demand weighed down global manufacturing activity, particularly in the euro zone and China.
The fund’s successes and shortfalls
The fund modestly outperformed the Bloomberg U.S. Credit A or Better Bond Index on a gross basis, driven primarily by selection within investment-grade credit, particularly in industrials, and a lack of exposure to supranational bonds relative to the index.
The primary detractor from relative returns was an underweight to credit spread duration as spreads tightened over the period. Our modest out-of-benchmark exposure to securitized sectors, particularly agency mortgage-backed pass-throughs, also detracted.
The equity portfolio underperformed the FTSE High Dividend Yield Index during the period. Weak selection within energy, information technology, and health care weighed on relative performance, as did our overweight allocations to real estate and health care. From an individual stock perspective, not holding benchmark constituent Exxon Mobil, an overweight position in Pfizer, and an out-of-benchmark position in Crown Castle were the largest detractors.
Mitigating the underperformance, strong selection within communication services, consumer discretionary, and financials, along with our overweight position in information technology and underweight to financials, contributed to relative results. Among individual stocks, our strongest contributors included out-of-benchmark positions in Siemens AG and TJX Companies, as well as not holding benchmark constituent Bristol-Myers Squibb.

The fund’s positioning
The portfolio maintains an overweight to government securities, Treasuries, and agency MBS as liquidity buffers if the economic cycle or the equity portfolio takes an unfavorable turn. Though major central banks have tightened dramatically, we expect monetary policy to remain tight even as the cycle weakens.
We began 2023 very cautious on agency MBS valuations and reduced our holdings close to zero as a result. We grew modestly more positive as spreads widened through the summer of 2023, driven by FDIC sales and poor technicals. While we still view low coupons as less attractive than other high-quality opportunities, valuations in current coupons have improved. We favor collateralized mortgage obligations, given better convexity and valuations. We maintain small allocations to high-quality securitized sectors, such as traditional asset-backed securities and commercial MBS, and very modest exposure to non-agency residential mortgages.
From a sector perspective, we maintain an overweight in utilities and some parts of insurance where valuations are attractive. In noncorporate credit, we are positive on taxable municipals as we think the sector still provides diversification and comprises high-quality issuers that have benefited from fiscal support. We maintain a robust liquidity profile including 26.94% in cash, U.S. government, and agency MBS.
On the equity side, the portfolio’s net purchases during the period were in the real estate sector. By contrast, net sales were most notable in health care, consumer discretionary, and financials. We have opportunistically used weakness to upgrade the quality of the portfolio, as companies with strong balance sheets and competitively advantaged positions sell off or lag in the short term. Our primary focus remains on consistently improving the downside protection of the portfolio while favoring companies that also have the potential to perform well in strong market environments.
We ended the period most overweight in real estate, materials, health care, and utilities. Notable purchases over the period included American International Group, Keurig Dr Pepper, and Gilead Sciences. Notable eliminations included Comcast, Eli Lilly, and Mondelez International.
Loren L. Moran, CFA,
Senior Managing Director and
Fixed Income Portfolio Manager
Matthew Hand, CFA,
Senior Managing Director and
Equity Portfolio Manager
Wellington Management Company llp
October 11, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended September 30, 2023
	Beginning Account Value 3/31/2023	Ending Account Value 9/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Wellesley Income Fund
Investor Shares	$1,000.00	$978.80	$1.14
Admiral™ Shares	1,000.00	979.10	0.79
Based on Hypothetical 5% Yearly Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,023.92	$1.17
Admiral Shares	1,000.00	1,024.27	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Wellesley Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2013, Through September 30, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended September 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Wellesley Income Fund Investor Shares	5.79%	3.74%	4.99%	$16,272
Wellesley Income Composite Index	6.16	3.04	4.62	15,705
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	11,185
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.49	9.01	11.19	28,891
Wellesley Income Composite Index: Weighted 65% bonds and 35% stocks. For bonds: Bloomberg U.S. Credit A or Better Bond Index. For stocks: FTSE High Dividend Yield Index.

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Wellesley Income Fund Admiral Shares	5.87%	3.81%	5.06%	$81,944
Wellesley Income Composite Index	6.16	3.04	4.62	78,525
Bloomberg U.S. Aggregate Bond Index	0.64	0.10	1.13	55,927
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.49	9.01	11.19	144,456
See Financial Highlights for dividend and capital gains information.

Wellesley Income Fund
Fund Allocation
As of September 30, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Common Stocks	36.5
Corporate Bonds - Communications	2.7
Corporate Bonds - Consumer Discretionary	1.8
Corporate Bonds - Consumer Staples	1.9
Corporate Bonds - Energy	2.2
Corporate Bonds - Financials	19.8
Corporate Bonds - Health Care	4.4
Corporate Bonds - Industrials	1.6
Corporate Bonds - Materials	0.0
Corporate Bonds - Real Estate	1.1
Corporate Bonds - Technology	3.2
Corporate Bonds - Utilities	6.2
Sovereign Bonds	0.8
Taxable Municipal Bonds	3.2
U.S. Government and Agency Obligations	12.7
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (12.5%)
U.S. Government Securities (10.9%)
	United States Treasury Note/Bond	4.250%	12/31/24	162,263	160,033
	United States Treasury Note/Bond	4.625%	2/28/25	78,000	77,281
[1]	United States Treasury Note/Bond	1.750%	3/15/25	415,420	394,973
	United States Treasury Note/Bond	3.875%	3/31/25	250,000	245,000
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	158,706
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	48,094
	United States Treasury Note/Bond	0.250%	5/31/25	295,605	272,511
	United States Treasury Note/Bond	4.250%	5/31/25	80,000	78,800
	United States Treasury Note/Bond	4.625%	6/30/25	189,780	188,149
	United States Treasury Note/Bond	0.250%	7/31/25	503,405	460,852
	United States Treasury Note/Bond	4.750%	7/31/25	70,000	69,530
	United States Treasury Note/Bond	3.125%	8/15/25	227,040	219,023
	United States Treasury Note/Bond	0.250%	8/31/25	44,990	41,039
	United States Treasury Note/Bond	5.000%	8/31/25	95,000	94,807
	United States Treasury Note/Bond	3.500%	9/15/25	95,310	92,510
	United States Treasury Note/Bond	5.000%	9/30/25	260,173	259,929
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	63,639
	United States Treasury Note/Bond	0.375%	1/31/26	7,860	7,074
	United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,834
	United States Treasury Note/Bond	4.375%	8/15/26	225,000	222,187
	United States Treasury Note/Bond	1.250%	12/31/26	823	737
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	19,727
	United States Treasury Note/Bond	2.750%	4/30/27	9,600	8,977
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,512
	United States Treasury Note/Bond	3.125%	8/31/27	34,896	32,933
	United States Treasury Note/Bond	4.125%	9/30/27	107,000	104,760
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	19,575
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,045
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	27,108
	United States Treasury Note/Bond	4.000%	2/29/28	41,731	40,655
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,059
	United States Treasury Note/Bond	4.000%	6/30/28	33,045	32,162
	United States Treasury Note/Bond	4.125%	7/31/28	321,877	314,936
	United States Treasury Note/Bond	4.375%	8/31/28	497,080	492,109
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,479
	United States Treasury Note/Bond	3.875%	9/30/29	10,866	10,425
	United States Treasury Note/Bond	4.000%	10/31/29	20,545	19,832

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,509
	United States Treasury Note/Bond	3.750%	5/31/30	25,372	24,087
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	20,224
	United States Treasury Note/Bond	3.375%	5/15/33	24,881	22,572
	United States Treasury Note/Bond	3.875%	8/15/33	115,169	108,835
	United States Treasury Note/Bond	2.000%	11/15/41	442,677	287,187
	United States Treasury Note/Bond	3.375%	8/15/42	112,732	91,401
	United States Treasury Note/Bond	4.000%	11/15/42	211,862	188,094
	United States Treasury Note/Bond	3.875%	2/15/43	151,396	131,785
	United States Treasury Note/Bond	3.875%	5/15/43	47,587	41,378
	United States Treasury Note/Bond	4.375%	8/15/43	60,820	56,772
	United States Treasury Note/Bond	3.625%	5/15/53	310,423	257,117
	United States Treasury Note/Bond	4.125%	8/15/53	42,615	38,706
					5,600,669
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	16,977
Conventional Mortgage-Backed Securities (1.3%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	20,674	15,032
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/33	1	1
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,140	1,138
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	22,909	19,771
[2,3]	UMBS Pool	2.000%	4/1/36–3/1/37	183,697	158,074
[2,3]	UMBS Pool	5.000%	1/1/53–5/1/53	487,699	460,300
					654,328
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	5,840	5,445
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	61,333	56,102
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	42,311	36,338
[2,3]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,171	2,864
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	985	939
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	4,392	3,959
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,959	24,514
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,985	1,918
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,851	2,738
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,575	7,521
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	5,413	5,166
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	445	437
[2,3]	Freddie Mac REMICS	1.500%	10/15/42	4,966	4,293
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	30,312	26,257
[2]	Ginnie Mae I Pool	1.700%	10/20/45	88	88
					178,579
Total U.S. Government and Agency Obligations (Cost $6,913,654)					6,450,553
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	5,154	4,136
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	2,552	2,528
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	2,488	2,419
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	38,241
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/30	42,305	42,052

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,456	1,390
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	3,293	3,152
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	22,346	17,176
[2,4,5]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, TSFR1M + 0.814%	6.147%	10/15/23	24,374	23,718
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.346%	10/15/23	14,465	14,110
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	17,366	15,444
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,524
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	3,520	3,423
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	38,386	33,672
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,989	12,130
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,627	13,991
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	26,036	21,207
[2,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.329%	10/25/23	2,185	2,327
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	66,734	58,611
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	11,944
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	28,355	26,585
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,731	10,393
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	5,897
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	5,949
[2]	Ginnie Mae REMICS	2.500%	10/20/49	69,685	58,627
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	17,821
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	33,262	29,067
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	8,254	7,105
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,610	7,584
[2,4,5]	Life Mortgage Trust Class A Series 2021-BMR, TSFR1M + 0.814%	6.147%	10/15/23	9,717	9,522
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	8,227	6,964
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	2,511	2,217
[2,4]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	4,964	4,928
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	119,240	102,682
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,445
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	28,360

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	56,762	51,372
[2]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	21,955	20,117
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	13,401
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	13,914	11,496
[2,4]	START Ireland Class A Series 2019-1	4.089%	3/15/44	8,760	7,788
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	17,480
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	29,509
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,028	9,748
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	41,742
[2,4]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	29,695
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	51,970	51,630
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,050,284)					942,319
Corporate Bonds (44.3%)
Communications (2.6%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,041
	America Movil SAB de CV	6.125%	3/30/40	10,010	9,910
	AT&T Inc.	2.750%	6/1/31	71,900	57,595
	AT&T Inc.	4.300%	12/15/42	5,945	4,560
	AT&T Inc.	3.650%	6/1/51	6,086	3,921
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	13,033
	Comcast Corp.	3.150%	3/1/26	15,280	14,509
	Comcast Corp.	4.250%	1/15/33	7,560	6,798
	Comcast Corp.	4.200%	8/15/34	30,155	26,342
	Comcast Corp.	4.400%	8/15/35	32,657	28,782
	Comcast Corp.	3.969%	11/1/47	40,576	30,174
	Comcast Corp.	4.000%	3/1/48	17,415	13,053
	Comcast Corp.	3.999%	11/1/49	26,848	19,852
	Comcast Corp.	2.887%	11/1/51	37,513	22,114
	Comcast Corp.	2.450%	8/15/52	35,080	18,923
	Comcast Corp.	4.049%	11/1/52	19,891	14,787
	Comcast Corp.	5.350%	5/15/53	58,422	53,313
	Comcast Corp.	2.937%	11/1/56	156,916	89,165
	Comcast Corp.	2.987%	11/1/63	92,954	51,381
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	50,630
	Discovery Communications LLC	4.125%	5/15/29	4,406	3,930
	Discovery Communications LLC	3.625%	5/15/30	24,240	20,485
	Discovery Communications LLC	4.000%	9/15/55	16,661	9,976
	Meta Platforms Inc.	4.950%	5/15/33	49,016	46,994
	Meta Platforms Inc.	5.600%	5/15/53	29,815	28,238
	Meta Platforms Inc.	5.750%	5/15/63	15,300	14,411
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,308
[4]	NBN Co. Ltd.	1.625%	1/8/27	25,935	22,885
[4]	NBN Co. Ltd.	2.625%	5/5/31	38,645	31,107
[4]	NBN Co. Ltd.	2.500%	1/8/32	68,983	53,796
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	68,799

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NTT Finance Corp.	2.065%	4/3/31	11,535	9,107
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	37,651
	Orange SA	9.000%	3/1/31	54,566	64,477
[2,4]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	16,475	16,246
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	36,560
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	65,127
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	15,689
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	3,886
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	13,678
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,288
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	6,171
	Verizon Communications Inc.	4.329%	9/21/28	4,660	4,376
	Verizon Communications Inc.	2.355%	3/15/32	23,109	17,616
	Verizon Communications Inc.	4.812%	3/15/39	46,984	40,446
	Walt Disney Co.	2.000%	9/1/29	84,065	69,511
	Walt Disney Co.	2.650%	1/13/31	12,455	10,305
	Walt Disney Co.	6.200%	12/15/34	11,000	11,419
	Walt Disney Co.	3.500%	5/13/40	52,100	39,024
	Walt Disney Co.	2.750%	9/1/49	14,600	8,639
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,931	9,167
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,456
					1,344,651
Consumer Discretionary (1.8%)
	Amazon.com Inc.	3.600%	4/13/32	82,875	73,511
	Amazon.com Inc.	4.800%	12/5/34	55,880	53,745
	Amazon.com Inc.	4.950%	12/5/44	13,920	12,918
	Amazon.com Inc.	3.950%	4/13/52	20,865	16,120
	Amazon.com Inc.	4.250%	8/22/57	29,070	23,251
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,671
	American Honda Finance Corp.	2.000%	3/24/28	34,925	30,188
[4]	BMW US Capital LLC	0.800%	4/1/24	25,960	25,308
[4]	BMW US Capital LLC	1.250%	8/12/26	28,890	25,727
[2]	Duke University	2.832%	10/1/55	9,635	5,900
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	42,598
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,081
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	28,924
[4]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	24,682
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	57,962
	George Washington University	3.545%	9/15/46	10,000	7,057
	Georgetown University	4.315%	4/1/49	5,155	4,153
	Georgetown University	2.943%	4/1/50	9,795	6,001
	Georgetown University	5.115%	4/1/53	13,465	12,247
	Home Depot Inc.	3.900%	12/6/28	10,040	9,464
	Home Depot Inc.	1.875%	9/15/31	8,465	6,558
	Home Depot Inc.	3.250%	4/15/32	22,220	19,053
	Home Depot Inc.	4.500%	9/15/32	41,895	39,529
	Home Depot Inc.	3.300%	4/15/40	32,073	23,845
	Home Depot Inc.	4.400%	3/15/45	22,390	18,470
	Home Depot Inc.	4.250%	4/1/46	18,668	14,932
	Home Depot Inc.	4.500%	12/6/48	12,020	10,073
	Home Depot Inc.	3.125%	12/15/49	2,435	1,587
	Home Depot Inc.	2.375%	3/15/51	2,435	1,337
	Home Depot Inc.	2.750%	9/15/51	19,470	11,536
	Home Depot Inc.	3.625%	4/15/52	39,335	27,953

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.950%	9/15/52	52,506	46,960
[4]	Hyundai Capital America	0.875%	6/14/24	30,300	29,204
[4]	Hyundai Capital America	1.650%	9/17/26	36,110	31,874
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	5,657
[2]	Johns Hopkins University	2.813%	1/1/60	2,920	1,704
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	92,091
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	7,682
	McDonald's Corp.	3.625%	9/1/49	10,554	7,435
[2]	Northeastern University	2.894%	10/1/50	8,570	5,307
	Starbucks Corp.	3.350%	3/12/50	7,185	4,706
	Thomas Jefferson University	3.847%	11/1/57	11,905	7,966
[2]	University of Chicago	2.761%	4/1/45	9,540	6,879
	University of Southern California	4.976%	10/1/53	22,195	20,356
	VF Corp.	2.800%	4/23/27	15,335	13,616
					935,818
Consumer Staples (1.9%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	14,166
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	58,455
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	15,711
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	29,789
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,396
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	7,459
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	29,001
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.250%	1/15/29	5,610	5,429
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	5,165	4,789
	Bat Capital Corp.	7.079%	8/2/43	11,080	10,625
	BAT Capital Corp.	6.343%	8/2/30	9,885	9,736
[4]	Cargill Inc.	4.760%	11/23/45	57,879	48,871
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	15,172
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	52,148
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,474
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,102
	Conagra Brands Inc.	5.300%	11/1/38	475	416
[4]	Danone SA	2.947%	11/2/26	68,785	63,905
	Diageo Capital plc	2.375%	10/24/29	19,420	16,435
	Diageo Capital plc	2.000%	4/29/30	11,315	9,166
	Estee Lauder Cos. Inc.	4.650%	5/15/33	23,950	22,378
	Estee Lauder Cos. Inc.	5.150%	5/15/53	19,221	17,278
	Hormel Foods Corp.	1.700%	6/3/28	11,685	9,990
[4]	Kenvue Inc.	5.000%	3/22/30	33,735	32,848
[4]	Kenvue Inc.	5.100%	3/22/43	15,210	13,991
[4]	Kenvue Inc.	5.050%	3/22/53	16,540	14,986
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	4,947
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	46,478
	PepsiCo Inc.	2.375%	10/6/26	67,645	62,772
	Philip Morris International Inc.	5.125%	11/17/27	34,170	33,471
	Philip Morris International Inc.	5.625%	11/17/29	21,285	21,027
	Philip Morris International Inc.	5.125%	2/15/30	107,883	103,478
	Philip Morris International Inc.	5.750%	11/17/32	36,830	35,899
	Philip Morris International Inc.	5.375%	2/15/33	83,514	78,951
	Philip Morris International Inc.	4.500%	3/20/42	11,665	9,325
	Philip Morris International Inc.	3.875%	8/21/42	22,785	16,754
	Philip Morris International Inc.	4.125%	3/4/43	10,000	7,516

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	11/15/43	5,835	4,848
	Philip Morris International Inc.	4.250%	11/10/44	15,000	11,364
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	20,004
					973,550
Energy (2.2%)
[4]	Aker BP ASA	6.000%	6/13/33	17,345	16,755
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	18,706
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	47,246
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	36,278
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	37,185
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	10,453
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	19,845
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	28,856
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	12,323
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	22,860	22,050
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	11,508
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	37,912
	ConocoPhillips Co.	3.758%	3/15/42	11,185	8,569
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	16,615
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	11,516
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,397
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	49,619	40,327
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	18,094
	Energy Transfer LP	5.350%	5/15/45	3,410	2,787
	Energy Transfer LP	5.300%	4/15/47	5,600	4,536
	Energy Transfer LP	5.400%	10/1/47	16,385	13,476
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,259
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	18,366
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	3,834
	Equinor ASA	3.250%	11/10/24	17,460	17,011
	Equinor ASA	2.875%	4/6/25	4,965	4,778
	Equinor ASA	3.125%	4/6/30	82,270	72,717
	Equinor ASA	2.375%	5/22/30	15,795	13,232
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	6,950
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	32,434
	Exxon Mobil Corp.	2.440%	8/16/29	16,720	14,460
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	31,163
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	8,671
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	44,568	37,202
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	36,342	27,988
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	25,290	24,798
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	26,644
	ONEOK Inc.	5.650%	11/1/28	10,600	10,462
[4]	QatarEnergy	3.125%	7/12/41	23,670	16,331
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	25,146
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	23,999
	Shell International Finance BV	3.250%	5/11/25	28,680	27,699
	Shell International Finance BV	4.125%	5/11/35	40,575	35,758
	Shell International Finance BV	5.500%	3/25/40	10,795	10,477
	Shell International Finance BV	4.375%	5/11/45	95,725	78,504
	Shell International Finance BV	3.000%	11/26/51	51,310	32,049
	Suncor Energy Inc.	5.950%	12/1/34	13,000	12,495
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	56,865
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,056
					1,107,782

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (19.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	12,838
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,123
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	6,905
[4]	AIA Group Ltd.	3.600%	4/9/29	49,000	44,534
[4]	AIA Group Ltd.	3.375%	4/7/30	12,795	11,213
	Allstate Corp.	5.250%	3/30/33	17,610	16,618
	American Express Co.	5.043%	5/1/34	66,296	61,129
	American International Group Inc.	6.250%	5/1/36	8,338	8,271
	American International Group Inc.	4.800%	7/10/45	9,065	7,520
	American International Group Inc.	4.750%	4/1/48	21,540	17,724
	American International Group Inc.	4.375%	6/30/50	6,125	4,725
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,045
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	22,753
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	16,729
[4]	Athene Global Funding	1.000%	4/16/24	23,855	23,105
[4]	Athene Global Funding	1.985%	8/19/28	700	571
[4]	Athene Global Funding	2.717%	1/7/29	42,315	35,011
[4]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	20,883
	Banco Santander SA	1.849%	3/25/26	48,600	43,681
	Banco Santander SA	2.749%	12/3/30	13,000	9,700
	Banco Santander SA	2.958%	3/25/31	9,800	7,799
	Bank of America Corp.	3.559%	4/23/27	49,370	46,317
	Bank of America Corp.	3.593%	7/21/28	42,995	39,250
	Bank of America Corp.	3.419%	12/20/28	48,603	43,587
	Bank of America Corp.	4.271%	7/23/29	72,640	66,913
	Bank of America Corp.	3.974%	2/7/30	69,430	62,315
	Bank of America Corp.	3.194%	7/23/30	33,250	28,413
	Bank of America Corp.	2.496%	2/13/31	99,085	79,437
	Bank of America Corp.	2.687%	4/22/32	56,625	44,400
	Bank of America Corp.	2.572%	10/20/32	21,500	16,507
	Bank of America Corp.	5.015%	7/22/33	12,415	11,434
	Bank of America Corp.	5.872%	9/15/34	49,695	48,316
	Bank of America Corp.	6.110%	1/29/37	30,000	29,613
	Bank of America Corp.	3.846%	3/8/37	50,484	40,973
	Bank of America Corp.	5.875%	2/7/42	8,770	8,590
	Bank of America Corp.	3.311%	4/22/42	25,000	17,330
	Bank of America Corp.	5.000%	1/21/44	24,180	21,193
	Bank of America Corp.	3.946%	1/23/49	5,290	3,887
	Bank of America Corp.	4.330%	3/15/50	59,475	46,122
	Bank of America Corp.	2.972%	7/21/52	29,030	17,543
	Bank of America NA	5.526%	8/18/26	72,000	71,635
	Bank of New York Mellon	5.148%	5/22/26	17,505	17,326
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,850
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	24,203
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	13,320
	Bank of New York Mellon Corp.	4.967%	4/26/34	36,155	33,326
	Bank of Nova Scotia	2.700%	8/3/26	60,225	55,480
	Bank of Nova Scotia	1.950%	2/2/27	12,170	10,765
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	29,808
	Barclays plc	3.932%	5/7/25	52,770	51,965
	Barclays plc	2.852%	5/7/26	9,735	9,187
	Barclays plc	2.279%	11/24/27	10,635	9,367

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	2.667%	3/10/32	43,750	33,167
	Barclays plc	3.330%	11/24/42	16,060	10,227
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,100	9,317
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	17,779
	BlackRock Inc.	2.100%	2/25/32	20,194	15,612
	BlackRock Inc.	4.750%	5/25/33	67,605	63,370
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	15,112
[4]	BNP Paribas SA	2.819%	11/19/25	44,480	42,707
[4]	BNP Paribas SA	1.323%	1/13/27	20,420	18,285
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	67,697
[4]	BNP Paribas SA	2.591%	1/20/28	66,815	59,536
[4]	BNP Paribas SA	5.335%	6/12/29	36,485	35,429
[4]	BNP Paribas SA	2.159%	9/15/29	19,680	16,217
[4]	BPCE SA	5.700%	10/22/23	10,670	10,660
	BPCE SA	4.000%	4/15/24	25,885	25,606
[4]	BPCE SA	5.150%	7/21/24	37,185	36,633
[4]	BPCE SA	5.029%	1/15/25	73,115	71,712
[4]	BPCE SA	2.045%	10/19/27	24,910	21,923
[4]	BPCE SA	3.500%	10/23/27	64,900	58,612
[4]	BPCE SA	2.700%	10/1/29	48,550	40,726
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,469
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,730
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	32,805
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	22,491
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	31,325
	Capital One Financial Corp.	3.750%	4/24/24	60,945	60,039
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,671
	Capital One Financial Corp.	6.312%	6/8/29	12,270	11,995
	Capital One Financial Corp.	6.377%	6/8/34	27,163	25,596
	Charles Schwab Corp.	0.750%	3/18/24	58,465	57,045
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,082
	Charles Schwab Corp.	2.000%	3/20/28	42,325	35,721
	Charles Schwab Corp.	2.900%	3/3/32	47,885	37,747
	Charles Schwab Corp.	5.853%	5/19/34	15,790	15,022
	Charles Schwab Corp.	6.136%	8/24/34	17,820	17,298
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	19,996
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,655
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	20,270
	Citigroup Inc.	0.981%	5/1/25	52,610	50,905
	Citigroup Inc.	1.462%	6/9/27	90,770	80,209
	Citigroup Inc.	3.070%	2/24/28	34,000	30,837
	Citigroup Inc.	4.125%	7/25/28	20,085	18,253
	Citigroup Inc.	3.520%	10/27/28	72,260	65,351
	Citigroup Inc.	3.878%	1/24/39	37,225	28,841
	Citigroup Inc.	5.875%	1/30/42	7,460	7,134
	Citigroup Inc.	2.904%	11/3/42	19,070	12,197
	Citigroup Inc.	5.300%	5/6/44	12,142	10,348
[4]	CNO Global Funding	1.650%	1/6/25	8,460	7,929
[4]	CNO Global Funding	2.650%	1/6/29	22,195	18,553
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	34,963
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	60,442
[4]	Commonwealth Bank of Australia	3.784%	3/14/32	4,825	3,896
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	44,461
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	40,128
	Corebridge Financial Inc.	3.900%	4/5/32	19,028	15,976

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,343
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,083
	Corebridge Financial Inc.	4.400%	4/5/52	13,765	10,050
[4]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,333
[4]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,174
[4]	Credit Agricole SA	3.250%	10/4/24	79,590	77,440
[4]	Credit Agricole SA	5.589%	7/5/26	39,945	39,637
[4]	Credit Agricole SA	6.316%	10/3/29	19,340	19,341
	Credit Suisse AG	7.500%	2/15/28	22,042	23,069
[4]	Credit Suisse Group AG	2.593%	9/11/25	33,940	32,663
[4]	Credit Suisse Group AG	3.869%	1/12/29	11,050	10,003
[4]	Credit Suisse Group AG	3.091%	5/14/32	41,460	32,825
[4]	Credit Suisse Group AG	6.537%	8/12/33	18,710	18,534
[4]	Danske Bank A/S	5.375%	1/12/24	57,035	56,845
[4]	Danske Bank A/S	1.621%	9/11/26	30,135	27,431
[4]	Danske Bank A/S	1.549%	9/10/27	55,390	48,489
[4]	Danske Bank AS	6.259%	9/22/26	33,405	33,406
	Deutsche Bank AG	6.720%	1/18/29	10,005	9,943
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	45,381
[4]	DNB Bank ASA	1.605%	3/30/28	45,295	38,841
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,029
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	23,508
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	10,627
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	28,161
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	25,330
	Fifth Third Bancorp	4.055%	4/25/28	24,480	22,573
	Fifth Third Bancorp	4.337%	4/25/33	8,535	7,215
[4]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,309
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	26,154
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	46,047
[4]	GA Global Funding Trust	1.000%	4/8/24	36,170	35,085
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	42,878
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	44,626
	Goldman Sachs Group Inc.	3.850%	1/26/27	26,525	24,875
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,170	31,307
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	37,884
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	20,279
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	66,069
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	50,891
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	18,590
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	69,195
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	34,838
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	18,944
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,655	82,889
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	20,843
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	6,765
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	16,493
[4]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,443
	HSBC Holdings plc	0.976%	5/24/25	19,405	18,699
	HSBC Holdings plc	1.589%	5/24/27	24,800	21,862
	HSBC Holdings plc	5.887%	8/14/27	47,825	47,259
	HSBC Holdings plc	2.251%	11/22/27	73,225	64,602
	HSBC Holdings plc	4.041%	3/13/28	27,520	25,466
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,485
	HSBC Holdings plc	7.390%	11/3/28	36,110	37,333

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.583%	6/19/29	22,690	20,993
	HSBC Holdings plc	2.206%	8/17/29	32,365	26,691
	HSBC Holdings plc	2.357%	8/18/31	62,305	47,855
	HSBC Holdings plc	7.625%	5/17/32	15,800	16,218
	HSBC Holdings plc	2.804%	5/24/32	54,790	42,430
	HSBC Holdings plc	2.871%	11/22/32	11,015	8,468
	HSBC Holdings plc	5.402%	8/11/33	11,470	10,579
	HSBC Holdings plc	6.500%	5/2/36	19,800	19,225
	HSBC Holdings plc	6.100%	1/14/42	41,200	40,823
	Huntington National Bank	4.552%	5/17/28	17,175	16,044
	ING Groep NV	3.950%	3/29/27	33,605	31,422
	ING Groep NV	1.726%	4/1/27	33,125	29,635
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	16,285
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	11,788
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	39,520
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	3,984
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	34,448
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	40,376
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	15,791
[4]	JAB Holdings BV	2.200%	11/23/30	10,375	7,888
[4]	JAB Holdings BV	3.750%	5/28/51	20,355	12,438
[4]	JAB Holdings BV	4.500%	4/8/52	51,835	36,284
[4]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	48,473
[4]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,201
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,196
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	25,798
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,209
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	69,412
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	8,809
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,238
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	37,271
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	16,883
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	28,760
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	17,488
	JPMorgan Chase & Co.	4.912%	7/25/33	66,058	60,777
	JPMorgan Chase & Co.	5.350%	6/1/34	79,567	75,520
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	26,403
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	66,520
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	15,196
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	13,312
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	12,704
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	10,219
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	116,585
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	23,916
[4]	KBC Group NV	5.796%	1/19/29	7,610	7,428
[4]	KBC Group NV	6.324%	9/21/34	27,180	26,384
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	28,874
[4]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,348
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	87,346
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	53,452
[4]	LSEGA Financing plc	2.500%	4/6/31	51,246	41,187
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	36,400
[4]	Macquarie Group Ltd.	2.871%	1/14/33	31,280	23,641
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,054
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	61,381	56,546

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	20,964
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	4,672
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	10,971
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	460	429
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	10,934
	MetLife Inc.	3.600%	4/10/24	28,000	27,664
	MetLife Inc.	4.125%	8/13/42	5,300	4,146
	MetLife Inc.	4.875%	11/13/43	17,500	15,043
	MetLife Inc.	5.000%	7/15/52	13,833	11,945
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,093
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,382
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	39,173
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,088
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	48,169
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	15,751
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,874
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	49,105	47,448
	Morgan Stanley	0.790%	5/30/25	51,000	48,975
	Morgan Stanley	2.720%	7/22/25	51,520	49,997
	Morgan Stanley	4.000%	7/23/25	20,805	20,113
	Morgan Stanley	2.630%	2/18/26	60,280	57,334
	Morgan Stanley	3.125%	7/27/26	36,950	34,319
	Morgan Stanley	4.350%	9/8/26	15,000	14,303
	Morgan Stanley	3.625%	1/20/27	31,000	28,932
	Morgan Stanley	3.772%	1/24/29	56,830	51,790
	Morgan Stanley	2.699%	1/22/31	72,345	59,035
	Morgan Stanley	7.250%	4/1/32	51,100	55,936
	Morgan Stanley	2.239%	7/21/32	59,815	45,094
	Morgan Stanley	2.511%	10/20/32	90,340	69,004
	Morgan Stanley	2.943%	1/21/33	31,085	24,432
	Morgan Stanley	2.484%	9/16/36	53,080	38,789
	Morgan Stanley	5.297%	4/20/37	14,345	12,811
	Morgan Stanley	5.948%	1/19/38	50,276	47,101
	Morgan Stanley	4.300%	1/27/45	24,705	19,527
	Nasdaq Inc.	5.550%	2/15/34	17,635	16,824
	Nasdaq Inc.	3.950%	3/7/52	17,300	12,063
	Nasdaq Inc.	5.950%	8/15/53	6,200	5,791
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,162
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	56,769
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	63,534
[4]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	42,642
[4]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	19,846
[4]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	53,254
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	33,346
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	47,476
	NatWest Group plc	1.642%	6/14/27	30,570	26,981
[4]	NatWest Markets plc	0.800%	8/12/24	23,725	22,676
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,250	59,581
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	44,343
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	12,324
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	10,672
[4]	Nordea Bank Abp	1.500%	9/30/26	65,000	57,076
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	20,294
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	5,737
[4]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	46,402

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pacific LifeCorp	5.400%	9/15/52	29,000	25,923
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,266
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,777
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	51,664
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	46,727
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	41,046
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	36,011
	PNC Bank NA	3.300%	10/30/24	14,645	14,220
	PNC Bank NA	2.950%	2/23/25	34,775	33,315
	PNC Bank NA	3.100%	10/25/27	42,485	38,229
	PNC Bank NA	3.250%	1/22/28	55,960	50,556
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,652	33,085
[4]	Principal Life Global Funding II	2.500%	9/16/29	45,000	37,501
	Progressive Corp.	4.950%	6/15/33	53,892	51,235
[4]	Protective Life Global Funding	4.714%	7/6/27	30,000	28,756
	Prudential Financial Inc.	3.000%	3/10/40	8,200	5,688
[4]	RGA Global Funding	2.700%	1/18/29	32,500	27,576
	Royal Bank of Canada	5.000%	2/1/33	49,500	46,082
[4]	Standard Chartered plc	1.214%	3/23/25	12,545	12,210
[4]	Standard Chartered plc	6.301%	1/9/29	32,400	32,254
	State Street Corp.	4.821%	1/26/34	14,895	13,569
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	97,918
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	57,743
[4]	Swedbank AB	6.136%	9/12/26	32,595	32,409
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	23,914
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	32,550
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	33,998
[4]	Temasek Financial I Ltd.	2.375%	8/2/41	34,339	23,519
	Truist Financial Corp.	3.700%	6/5/25	48,000	46,037
	Truist Financial Corp.	4.873%	1/26/29	18,520	17,388
[4]	UBS AG	1.250%	6/1/26	60,465	53,713
	UBS AG	5.650%	9/11/28	52,590	51,739
	UBS Group AG	3.750%	3/26/25	19,285	18,544
[4]	UBS Group AG	1.494%	8/10/27	40,025	34,894
[4]	UBS Group AG	2.746%	2/11/33	5,670	4,275
[4]	UBS Group AG	6.301%	9/22/34	29,370	28,701
[4]	UBS Group AG	3.179%	2/11/43	29,380	18,881
[4]	UniCredit SpA	1.982%	6/3/27	37,130	32,798
[4]	UniCredit SpA	3.127%	6/3/32	33,730	25,797
	US Bancorp	2.375%	7/22/26	45,000	40,990
	US Bancorp	2.677%	1/27/33	5,970	4,502
	US Bancorp	2.491%	11/3/36	19,767	13,831
	Wachovia Corp.	6.605%	10/1/25	15,000	15,063
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,274
	Wells Fargo & Co.	3.000%	2/19/25	28,660	27,531
	Wells Fargo & Co.	3.550%	9/29/25	27,170	25,952
	Wells Fargo & Co.	3.000%	4/22/26	36,830	34,310
	Wells Fargo & Co.	3.000%	10/23/26	6,435	5,906
	Wells Fargo & Co.	3.196%	6/17/27	57,145	53,043
	Wells Fargo & Co.	3.526%	3/24/28	70,000	64,207

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	2.879%	10/30/30	28,045	23,342
	Wells Fargo & Co.	2.572%	2/11/31	98,745	79,824
	Wells Fargo & Co.	3.350%	3/2/33	21,795	17,597
	Wells Fargo & Co.	4.897%	7/25/33	109,912	99,500
	Wells Fargo & Co.	5.389%	4/24/34	18,140	16,989
	Wells Fargo & Co.	5.606%	1/15/44	34,961	31,056
	Wells Fargo & Co.	4.650%	11/4/44	20,735	16,047
	Wells Fargo & Co.	4.900%	11/17/45	16,060	12,850
	Wells Fargo & Co.	4.400%	6/14/46	36,200	26,720
	Wells Fargo & Co.	4.750%	12/7/46	38,790	30,119
	Wells Fargo & Co.	4.611%	4/25/53	58,110	45,516
					10,050,783
Health Care (4.3%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,467
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	12,892
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	14,280
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	11,895
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,190
[4]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,035
[4]	Alcon Finance Corp.	5.375%	12/6/32	10,270	9,929
[4]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,146
[4]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,082
	Amgen Inc.	3.625%	5/22/24	38,185	37,648
	Amgen Inc.	4.400%	5/1/45	4,842	3,831
	Amgen Inc.	4.200%	2/22/52	18,085	13,502
	Amgen Inc.	5.750%	3/2/63	13,895	12,831
	Ascension Health	2.532%	11/15/29	48,025	40,905
[2]	Ascension Health	4.847%	11/15/53	1,950	1,726
	AstraZeneca plc	3.375%	11/16/25	27,755	26,607
	AstraZeneca plc	4.000%	1/17/29	30,815	28,999
	Banner Health	2.907%	1/1/42	12,150	8,120
[4]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	22,890
[4]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	13,954
[4]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,235
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	4,642
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	18,712
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	15,774
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	8,976
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,233
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	37,382
	Bristol-Myers Squibb Co.	4.250%	10/26/49	23,645	18,744
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	5,948
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,259
	Cigna Group	3.250%	4/15/25	30,765	29,577
	Cigna Group	4.375%	10/15/28	18,115	17,116
	CommonSpirit Health	2.760%	10/1/24	28,080	27,193
	CommonSpirit Health	3.347%	10/1/29	44,950	39,072
	CommonSpirit Health	2.782%	10/1/30	22,715	18,731
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	17,298
	CommonSpirit Health	3.910%	10/1/50	2,570	1,814
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	6,565
[4]	CSL Finance plc	4.250%	4/27/32	43,415	39,259
[4]	CSL Finance plc	4.750%	4/27/52	4,415	3,711
	CVS Health Corp.	1.750%	8/21/30	4,915	3,777
	CVS Health Corp.	4.875%	7/20/35	18,205	16,266

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	CVS Pass-Through Trust	5.926%	1/10/34	10,361	10,007
	Dignity Health	3.812%	11/1/24	18,560	18,002
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,183
	Elevance Health Inc.	4.101%	3/1/28	34,795	32,768
	Elevance Health Inc.	2.550%	3/15/31	38,225	30,938
	Elevance Health Inc.	5.500%	10/15/32	15,105	14,864
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,625
	Elevance Health Inc.	6.100%	10/15/52	3,015	3,012
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,108
	Eli Lilly & Co.	4.950%	2/27/63	7,695	6,951
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,188
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	27,753
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	16,870
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	30,914
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	11,561
	Gilead Sciences Inc.	5.550%	10/15/53	10,330	9,923
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,294
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	7,642
	Inova Health System Foundation	4.068%	5/15/52	14,145	10,892
	Johnson & Johnson	2.450%	3/1/26	78,000	73,242
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,182
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	26,359
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	11,217
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	24,111
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	21,311
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	19,609
	Mayo Clinic	4.128%	11/15/52	6,465	5,212
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	10,348
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	12,600
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,008
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,532
	Merck & Co. Inc.	2.750%	2/10/25	38,000	36,697
	Merck & Co. Inc.	3.400%	3/7/29	53,490	48,898
	Merck & Co. Inc.	4.150%	5/18/43	28,405	23,568
	Merck & Co. Inc.	4.900%	5/17/44	25,000	22,786
	Novartis Capital Corp.	4.400%	5/6/44	21,485	18,476
	OhioHealth Corp.	2.297%	11/15/31	12,575	9,910
	Pfizer Inc.	3.000%	12/15/26	28,400	26,582
	Pfizer Inc.	3.450%	3/15/29	49,500	45,520
	Pfizer Inc.	1.700%	5/28/30	9,100	7,294
	Pfizer Inc.	4.100%	9/15/38	52,715	44,852
	Pfizer Inc.	2.550%	5/28/40	230	154
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	33,360	31,612
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	12,396
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	31,995	29,716
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	6,649
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	5,603
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	6,792
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,231
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	21,371
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	13,850
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	8,665
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	18,542
[4]	Roche Holdings Inc.	2.375%	1/28/27	61,570	56,100
	Royalty Pharma plc	3.550%	9/2/50	48,265	29,564

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rush Obligated Group	3.922%	11/15/29	12,000	10,916
	SSM Health Care Corp.	3.823%	6/1/27	41,615	39,050
	Sutter Health	2.294%	8/15/30	19,905	16,034
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	7,105	5,713
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	15,290	10,619
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,573
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	14,961
	Toledo Hospital	5.750%	11/15/38	17,965	17,197
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,500
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	32,254
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,126
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,693
	UnitedHealth Group Inc.	4.200%	5/15/32	24,290	22,135
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	8,580
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	21,704
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,606
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	8,660
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	19,464
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	31,096
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	25,439
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	10,653
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	6,632
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,555
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	9,970
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,008
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	29,441
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	31,479
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	13,032
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	7,444
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	45,001
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,082
	Wyeth LLC	5.950%	4/1/37	15,000	15,341
					2,223,225
Industrials (1.6%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	13,556
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,144
[4]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	7,833
[4]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,496
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	28,661
[4]	BAE Systems plc	3.400%	4/15/30	9,390	8,175
	Boeing Co.	1.433%	2/4/24	34,165	33,632
	Boeing Co.	2.700%	2/1/27	16,380	14,815
	Boeing Co.	3.625%	2/1/31	1,040	897
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,419
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	4,829
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	16,848
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	21,022
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,490
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	10,720
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,198
	Canadian National Railway Co.	2.450%	5/1/50	25,925	14,701
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	11,917
	Caterpillar Inc.	5.200%	5/27/41	17,290	16,672
	CSX Corp.	3.350%	9/15/49	7,745	5,169
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,532

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	27,231
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,557
	Eaton Corp.	6.500%	6/1/25	10,000	10,148
	Eaton Corp.	4.150%	3/15/33	7,160	6,470
	Honeywell International Inc.	4.250%	1/15/29	32,000	30,553
	Honeywell International Inc.	5.000%	2/15/33	79,594	77,140
	Honeywell International Inc.	4.500%	1/15/34	53,973	50,094
	John Deere Capital Corp.	3.450%	3/13/25	43,560	42,347
	John Deere Capital Corp.	5.150%	9/8/33	40,978	40,052
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,049
	Lockheed Martin Corp.	5.250%	1/15/33	9,595	9,486
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,116
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	5,723
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	10,548
	Lockheed Martin Corp.	5.700%	11/15/54	24,705	24,611
	Republic Services Inc.	4.875%	4/1/29	3,640	3,538
	RTX Corp.	4.125%	11/16/28	10,800	10,054
	RTX Corp.	4.450%	11/16/38	9,050	7,580
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,098
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	20,000	15,970
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	33,825
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,040
	Union Pacific Corp.	3.700%	3/1/29	27,750	25,769
	Union Pacific Corp.	2.800%	2/14/32	7,135	5,867
	Union Pacific Corp.	3.375%	2/14/42	14,380	10,542
	Union Pacific Corp.	3.250%	2/5/50	10,549	7,051
	Union Pacific Corp.	3.799%	10/1/51	18,788	13,858
	Union Pacific Corp.	3.500%	2/14/53	34,490	23,791
	Union Pacific Corp.	3.550%	5/20/61	10,000	6,521
	Union Pacific Corp.	3.750%	2/5/70	19,165	12,850
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	4,219	3,973
					813,178
Materials (0.0%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,246
Real Estate (1.1%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,604
	American Tower Corp.	4.400%	2/15/26	7,300	7,068
	American Tower Corp.	3.800%	8/15/29	23,261	20,691
[4]	American Tower Trust I	5.490%	3/15/28	67,325	66,258
	Boston Properties LP	3.800%	2/1/24	1,780	1,763
	CubeSmart LP	2.250%	12/15/28	11,790	9,864
	Extra Space Storage LP	5.500%	7/1/30	12,025	11,635
	Healthpeak OP LLC	2.125%	12/1/28	29,850	25,061
	Healthpeak OP LLC	3.000%	1/15/30	30,600	25,829
	Prologis LP	5.250%	6/15/53	19,715	17,678
	Public Storage Operating Co.	5.125%	1/15/29	5,920	5,821
	Public Storage Operating Co.	5.100%	8/1/33	5,980	5,715
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,030
	Realty Income Corp.	2.200%	6/15/28	25,855	22,010
	Realty Income Corp.	4.700%	12/15/28	26,960	25,681
	Realty Income Corp.	3.250%	1/15/31	19,405	16,290
	Realty Income Corp.	2.850%	12/15/32	24,565	19,092
	Realty Income Corp.	4.900%	7/15/33	26,200	23,925
[4]	SBA Tower Trust	1.840%	4/15/27	53,140	45,416

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SBA Tower Trust	2.836%	1/15/50	24,160	23,002
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	8,434
[4]	SBA Tower Trust	1.631%	5/15/51	40,475	34,812
[4]	SBA Tower Trust	2.593%	10/15/56	50,750	38,502
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	26,023
	Simon Property Group LP	3.750%	2/1/24	6,645	6,591
	Simon Property Group LP	3.375%	10/1/24	20,470	19,919
	Simon Property Group LP	2.450%	9/13/29	38,350	31,840
					550,554
Technology (3.2%)
	Apple Inc.	2.750%	1/13/25	21,615	20,900
	Apple Inc.	3.250%	2/23/26	38,220	36,513
	Apple Inc.	2.450%	8/4/26	55,182	51,283
	Apple Inc.	3.350%	2/9/27	56,435	53,330
	Apple Inc.	3.200%	5/11/27	39,750	37,309
	Apple Inc.	2.900%	9/12/27	83,420	77,017
	Apple Inc.	3.850%	5/4/43	15,275	12,328
	Apple Inc.	4.450%	5/6/44	4,035	3,603
	Apple Inc.	3.850%	8/4/46	36,510	28,725
	Apple Inc.	2.650%	5/11/50	26,520	16,165
	Apple Inc.	4.850%	5/10/53	33,364	30,572
	Apple Inc.	2.550%	8/20/60	27,995	16,017
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,295
	Broadcom Inc.	4.150%	11/15/30	4,670	4,137
[4]	Broadcom Inc.	2.600%	2/15/33	25,345	18,901
[4]	Broadcom Inc.	3.469%	4/15/34	20,074	15,743
	Cisco Systems Inc.	2.500%	9/20/26	15,921	14,792
	Intel Corp.	2.875%	5/11/24	29,825	29,288
	Intel Corp.	2.000%	8/12/31	1,260	985
	Intel Corp.	4.150%	8/5/32	2,495	2,271
	Intel Corp.	5.200%	2/10/33	49,245	47,664
	Intel Corp.	5.625%	2/10/43	37,050	35,229
	Intel Corp.	4.100%	5/19/46	32,739	25,063
	Intel Corp.	3.250%	11/15/49	10,000	6,376
	Intel Corp.	3.050%	8/12/51	36,221	21,871
	Intel Corp.	4.900%	8/5/52	90,021	75,557
	Intel Corp.	5.700%	2/10/53	27,465	25,747
	Intel Corp.	3.200%	8/12/61	16,360	9,477
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,617
	International Business Machines Corp.	7.000%	10/30/25	25,000	25,693
	International Business Machines Corp.	3.300%	5/15/26	148,025	140,167
	International Business Machines Corp.	3.500%	5/15/29	98,025	88,594
	Intuit Inc.	5.200%	9/15/33	47,045	45,806
	Intuit Inc.	5.500%	9/15/53	11,665	11,180
	Microsoft Corp.	2.700%	2/12/25	23,890	23,056
	Microsoft Corp.	3.125%	11/3/25	11,865	11,364
	Microsoft Corp.	2.400%	8/8/26	60,501	56,197
	Microsoft Corp.	3.450%	8/8/36	25,692	21,657
	Microsoft Corp.	2.525%	6/1/50	162,183	98,754
	Microsoft Corp.	2.921%	3/17/52	80,380	52,739
	Microsoft Corp.	2.675%	6/1/60	19,051	11,196
	Oracle Corp.	2.950%	11/15/24	80,105	77,613
	Oracle Corp.	1.650%	3/25/26	51,805	46,908
	Oracle Corp.	3.250%	11/15/27	36,619	33,337

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	1.300%	5/20/28	27,611	23,207
	QUALCOMM Inc.	2.150%	5/20/30	44,450	36,729
	QUALCOMM Inc.	1.650%	5/20/32	38,504	28,757
	QUALCOMM Inc.	4.500%	5/20/52	12,005	9,784
	S&P Global Inc.	2.700%	3/1/29	18,555	16,241
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	15,824
	Teledyne Technologies Inc.	2.750%	4/1/31	14,270	11,531
					1,636,109
Utilities (6.1%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,425
	AEP Texas Inc.	3.450%	1/15/50	16,810	10,831
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	11,485
	Alabama Power Co.	5.200%	6/1/41	3,365	2,978
	Alabama Power Co.	4.100%	1/15/42	5,595	4,257
	Alabama Power Co.	3.750%	3/1/45	20,255	14,671
	Alabama Power Co.	4.300%	7/15/48	27,790	21,393
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,012
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,702
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,510
	American Water Capital Corp.	4.450%	6/1/32	19,030	17,549
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,091
	American Water Capital Corp.	4.200%	9/1/48	29,696	23,159
	American Water Capital Corp.	4.150%	6/1/49	885	687
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,019
	Arizona Public Service Co.	3.350%	5/15/50	16,830	10,544
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,263
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	5,858
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	32,210
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	846
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	9,433
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	23,609
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	37,680	29,308
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	7,205
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	4,818
[4]	Boston Gas Co.	3.757%	3/16/32	13,050	10,931
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	43,836
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,274
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	24,174
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,601
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	27,710
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,357
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,266
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	23,107
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,286
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	9,479
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	4,522
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,591
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	6,952
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	9,451
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,239
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	45,486
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	24,510
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	1,973
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,297
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	20,125

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,404	10,504
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	19,666
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	22,511
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	873
	Consumers Energy Co.	4.200%	9/1/52	28,110	21,890
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,512
	Dominion Energy Inc.	3.375%	4/1/30	1,939	1,668
	Dominion Energy Inc.	5.375%	11/15/32	21,394	20,426
	Dominion Energy Inc.	4.900%	8/1/41	13,562	11,299
	Dominion Energy Inc.	4.600%	3/15/49	13,855	10,783
	Dominion Energy Inc.	4.850%	8/15/52	40,417	32,609
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,099
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,404
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	23,031
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	8,967
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	5,681
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	21,518
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,095
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,614
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	17,316
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	3,993
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,098
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	3,988
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	12,220
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	33,521
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,094
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,119
	Duke Energy Corp.	3.300%	6/15/41	33,075	22,662
	Duke Energy Corp.	4.800%	12/15/45	37,600	30,801
	Duke Energy Corp.	3.750%	9/1/46	14,740	10,163
	Duke Energy Corp.	4.200%	6/15/49	13,960	10,179
	Duke Energy Corp.	3.500%	6/15/51	36,945	23,867
	Duke Energy Corp.	5.000%	8/15/52	23,510	19,515
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	10,908
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	32,388
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,646
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	4,791
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	47,263
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,343
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,471
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,112
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	25,888
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	10,468
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	11,305
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,040
	Edison International	5.250%	11/15/28	23,981	23,072
	Emera US Finance LP	3.550%	6/15/26	23,660	22,187
	Entergy Corp.	2.950%	9/1/26	7,085	6,547
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,218
	Evergy Inc.	2.450%	9/15/24	28,130	27,176
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,000
	Evergy Metro Inc.	2.250%	6/1/30	8,520	6,873
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,499
	Eversource Energy	2.900%	10/1/24	25,155	24,361
	Eversource Energy	3.150%	1/15/25	6,775	6,550

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	3.300%	1/15/28	14,490	13,188
	Eversource Energy	5.450%	3/1/28	24,455	24,200
	Eversource Energy	3.375%	3/1/32	14,435	11,952
	Eversource Energy	5.125%	5/15/33	11,550	10,761
	Exelon Corp.	3.350%	3/15/32	32,015	26,609
	Florida Power & Light Co.	5.050%	4/1/28	11,665	11,520
	Florida Power & Light Co.	5.100%	4/1/33	12,180	11,784
	Florida Power & Light Co.	6.200%	6/1/36	12,452	12,451
	Florida Power & Light Co.	5.950%	2/1/38	10,000	10,080
	Florida Power & Light Co.	5.690%	3/1/40	4,994	4,914
	Florida Power & Light Co.	5.250%	2/1/41	29,745	27,736
	Florida Power & Light Co.	4.125%	2/1/42	20,000	16,173
	Florida Power & Light Co.	3.700%	12/1/47	18,970	13,757
	Fortis Inc.	3.055%	10/4/26	44,365	40,669
	Georgia Power Co.	4.700%	5/15/32	30,600	28,339
	Georgia Power Co.	4.950%	5/17/33	17,650	16,572
	Georgia Power Co.	4.750%	9/1/40	34,725	29,328
	Georgia Power Co.	4.300%	3/15/42	28,162	22,554
	Georgia Power Co.	3.700%	1/30/50	9,335	6,524
	Georgia Power Co.	5.125%	5/15/52	35,520	31,377
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,043
[4]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,320
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	34,224
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,513
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	20,467
[4]	Metropolitan Edison Co.	5.200%	4/1/28	1,915	1,865
[4]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,361
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	9,842
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	901
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	11,431
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	858
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	23,723
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,157
[4]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,866
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	3,817
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	31,044
	Nevada Power Co.	3.125%	8/1/50	15,175	9,188
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,985	13,005
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,415
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	30,673
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	28,626
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	11,520
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,116
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	40,327
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,755	4,447
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	32,801
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	12,984
	NiSource Inc.	5.250%	3/30/28	19,598	19,208
	NiSource Inc.	5.250%	2/15/43	13,546	11,930
	NiSource Inc.	4.800%	2/15/44	9,995	8,215
	NiSource Inc.	5.000%	6/15/52	22,475	18,723
	Northern States Power Co.	2.250%	4/1/31	4,915	3,927
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	36,072
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	4,838

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,357
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	13,883
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,176
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	30,586
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	6,932
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	25,438
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	10,640
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,750
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	13,524
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	22,102
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	12,170
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	18,838
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	18,307
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	16,622
	Pacific Gas and Electric Co.	6.750%	1/15/53	3,720	3,493
	Pacific Gas and Electric Co.	6.700%	4/1/53	27,456	25,730
	PECO Energy Co.	4.600%	5/15/52	16,875	13,898
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	915	898
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,622
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	10,772
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	23,515
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	21,472
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	14,375	11,856
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,355
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,060	5,518
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	11,704
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	15,321
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	3,794
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	3,981
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,143
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	430
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	29,768
	San Diego Gas & Electric Co.	5.350%	4/1/53	40,375	36,541
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	9,028	7,478
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,673
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,154
	Sempra	3.700%	4/1/29	5,190	4,668
	Sempra	3.800%	2/1/38	20,000	15,521
	Sempra	6.000%	10/15/39	21,184	20,126
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,455
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,101
	Southern California Edison Co.	5.950%	11/1/32	19,475	19,438
	Southern California Edison Co.	5.750%	4/1/35	5,000	4,845
	Southern California Edison Co.	6.050%	3/15/39	3,995	3,852
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,194
	Southern California Edison Co.	4.050%	3/15/42	17,788	13,290
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,405
	Southern California Edison Co.	4.650%	10/1/43	20,125	16,354
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,585
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,661
	Southern California Edison Co.	4.125%	3/1/48	32,029	23,595
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,516
	Southern California Edison Co.	3.650%	2/1/50	25,325	17,044
	Southern California Edison Co.	5.700%	3/1/53	6,920	6,328
	Southern California Edison Co.	5.875%	12/1/53	11,130	10,486

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	2.600%	6/15/26	28,885	26,743
	Southern California Gas Co.	6.350%	11/15/52	14,830	15,178
	Southern Co.	4.400%	7/1/46	25,160	19,494
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,153
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,427
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	13,744
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	9,447
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,598
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	35,596
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	16,735
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	16,116
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,313
	Union Electric Co.	4.000%	4/1/48	14,942	10,977
	Union Electric Co.	3.900%	4/1/52	13,335	9,751
	Union Electric Co.	5.450%	3/15/53	8,175	7,545
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	38,131
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	9,348
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,416
	Xcel Energy Inc.	3.350%	12/1/26	33,370	31,091
					3,167,465
Total Corporate Bonds (Cost $26,414,895)					22,816,361
Sovereign Bonds (0.8%)
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	18,716
[4]	Government of Bermuda	2.375%	8/20/30	18,405	14,824
[4]	Government of Bermuda	3.375%	8/20/50	7,115	4,446
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	33,460
[4]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,059
	Province of Ontario	2.500%	4/27/26	100,400	94,140
	Province of Quebec	2.500%	4/20/26	134,755	126,451
	Republic of Chile	2.550%	7/27/33	37,110	28,558
	Republic of Chile	3.500%	1/31/34	19,975	16,485
	Republic of Chile	3.500%	4/15/53	22,895	15,129
[4]	State of Qatar	3.375%	3/14/24	3,250	3,211
[4]	State of Qatar	4.400%	4/16/50	13,435	10,936
	United Mexican States	6.338%	5/4/53	16,100	14,684
Total Sovereign Bonds (Cost $449,208)					398,099
Taxable Municipal Bonds (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,656
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	4,995
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	28,781
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	7,812
	California GO	7.500%	4/1/34	5,845	6,742
	California GO	7.350%	11/1/39	45,195	51,463
	California GO	7.600%	11/1/40	2,215	2,616
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,457
	California State University College & University Revenue	2.719%	11/1/52	12,175	7,555

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	2.939%	11/1/52	15,330	9,487
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	60,260	65,006
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	30,795	33,470
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,360
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	7,212
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	15,230	14,656
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	5,718
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	6,906
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,710
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	23,858
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,480
	Duke University College & University Revenue	5.850%	4/1/37	62,165	64,603
[6]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	11,260	8,139
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	70,334	74,741
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,868
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,196
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	8,885	8,071
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	53,710	35,558
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	9,292
	Houston TX GO	6.290%	3/1/32	12,420	12,729
	Illinois GO	5.100%	6/1/33	165,730	157,326
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,027
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	12,315	11,844
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,007
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	34,880
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	9,963
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	11,567
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	12,043
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	23,359
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,147
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	12,572

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	15,911
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,092
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	17,330
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	2,808
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,855	1,860
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	28,695
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	32,475
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,300
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	33,692
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	30,130
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	13,128
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,014
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	10,791
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,002
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	15,045
[8]	Oregon School Boards Association GO	4.759%	6/30/28	10,241	10,010
[7]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	21,030
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	66,936
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	1,963
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	31,766
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	10,360
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	43,662
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	9,621
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	10,367
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	8,455
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	8,397
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	15,210
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	28,951
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,800	13,533
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	19,402
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,016
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	12,127

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	15,637
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,014
	University of California College & University Revenue	1.614%	5/15/30	23,375	18,809
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,290
	University of California College & University Revenue	3.931%	5/15/45	18,275	15,638
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	15,698
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	11,492
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	17,051
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,421
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	38,356
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	17,369
	University of Michigan College & University Revenue	2.562%	4/1/50	31,786	19,004
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	10,411
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	22,665
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	1,341	1,335
[6]	Wisconsin Appropriations Revenue	5.700%	5/1/26	5,450	5,491
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	24,844
Total Taxable Municipal Bonds (Cost $1,917,845)					1,647,476
				Shares
Common Stocks (35.9%)
Consumer Discretionary (1.7%)
	Home Depot Inc.			1,172,939	354,415
	TJX Cos. Inc.			2,119,452	188,377
	Darden Restaurants Inc.			1,243,317	178,068
	Tractor Supply Co.			797,114	161,854
					882,714
Consumer Staples (4.9%)
	Philip Morris International Inc.			4,837,134	447,822
	Unilever plc ADR			7,293,680	360,308
	Keurig Dr Pepper Inc.			10,044,790	317,114
	Procter & Gamble Co.			2,073,338	302,417
	Archer-Daniels-Midland Co.			3,629,112	273,708
	Pernod Ricard SA			1,485,136	247,260

Wellesley Income Fund
	Shares	Market Value• ($000)
Kenvue Inc.	11,566,472	232,255
Kellogg Co.	3,849,626	229,091
Kimberly-Clark Corp.	1,135,996	137,285
		2,547,260
Energy (4.3%)
ConocoPhillips	5,851,643	701,027
EOG Resources Inc.	4,686,422	594,051
Coterra Energy Inc.	10,698,471	289,393
Diamondback Energy Inc.	1,754,190	271,689
Phillips 66	1,538,284	184,825
Enbridge Inc.	5,427,964	180,033
		2,221,018
Financials (6.5%)
JPMorgan Chase & Co.	5,667,754	821,938
MetLife Inc.	5,918,457	372,330
M&T Bank Corp.	2,560,361	323,758
Morgan Stanley	3,773,490	308,181
American International Group Inc.	4,952,937	300,148
Regions Financial Corp.	15,778,629	271,392
Royal Bank of Canada	2,919,477	255,139
PNC Financial Services Group Inc.	2,019,622	247,949
Chubb Ltd.	835,347	173,902
Goldman Sachs Group Inc.	458,337	148,304
Fidelity National Information Services Inc.	2,509,335	138,691
		3,361,732
Health Care (5.2%)
Pfizer Inc.	19,776,645	655,991
Merck & Co. Inc.	6,014,824	619,226
Johnson & Johnson	2,678,362	417,155
Gilead Sciences Inc.	3,823,888	286,562
AstraZeneca plc ADR	4,218,476	285,675
Roche Holding AG	868,377	237,068
Medtronic plc	2,049,394	160,591
		2,662,268
Industrials (3.9%)
General Dynamics Corp.	1,702,974	376,306
Emerson Electric Co.	3,031,530	292,755
Canadian National Railway Co.	1,923,328	208,284
Siemens AG (Registered)	1,437,995	205,502
RTX Corp.	2,643,229	190,233
Johnson Controls International plc	3,528,369	187,745
Eaton Corp. plc	814,104	173,632
Honeywell International Inc.	806,061	148,912
L3Harris Technologies Inc.	805,446	140,244
United Parcel Service Inc. Class B (XNYS)	514,100	80,133
		2,003,746
Information Technology (3.4%)
Cisco Systems Inc.	7,921,753	425,873
Broadcom Inc.	465,943	387,003
QUALCOMM Inc.	2,812,173	312,320
NXP Semiconductors NV	1,163,105	232,528
Corning Inc.	6,842,234	208,483

Wellesley Income Fund
				Shares	Market Value• ($000)
	Analog Devices Inc.			971,764	170,146
					1,736,353
Materials (1.8%)
	Rio Tinto plc ADR			5,011,388	318,925
	LyondellBasell Industries NV Class A			2,783,790	263,625
	Barrick Gold Corp. (XTSE)			12,501,252	181,893
	PPG Industries Inc.			1,322,357	171,642
					936,085
Real Estate (1.6%)
	Crown Castle Inc.			2,679,491	246,593
	Weyerhaeuser Co.			6,855,939	210,203
	Welltower Inc.			2,317,015	189,810
	Host Hotels & Resorts Inc.			9,860,027	158,451
					805,057
Utilities (2.6%)
	Exelon Corp.			9,086,000	343,360
	American Electric Power Co. Inc.			3,781,117	284,416
	Sempra			4,041,554	274,947
	NextEra Energy Inc.			4,527,471	259,379
	Dominion Energy Inc.			4,141,916	185,019
					1,347,121
Total Common Stocks (Cost $14,713,196)					18,503,354
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	5.391%		300	30
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC (Dated 9/29/23, Repurchase Value $29,413,000, collateralized by United States Treasury Note/Bond 0.625%, 3/31/27, with a value of $29,988,000)	5.300%	10/2/23	29,400	29,400
	Deutsche Bank Securities, Inc. (Dated 9/29/23, Repurchase Value $67,630,000, collateralized by United States Treasury Note/Bond 1.375%, 10/31/28, with a value of $68,952,000)	5.300%	10/2/23	67,600	67,600
	HSBC Bank USA (Dated 9/29/23, Repurchase Value $56,025,000, collateralized by United States Treasury Note/Bond 3.875%, 3/31/25, with a value of $57,120,000)	5.280%	10/2/23	56,000	56,000
	HSBC Bank USA (Dated 9/29/23, Repurchase Value $67,230,000, collateralized by Fannie Mae 2.000%–7.500%, 9/1/25–1/1/60, and Freddie Mac 2.000%–6.000%, 8/1/28–9/1/53, with a value of $68,544,000)	5.300%	10/2/23	67,200	67,200

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JP Morgan Securities LLC (Dated 9/29/23, Repurchase Value $20,509,000, collateralized by United States Treasury Note/Bond 3.875%, 12/31/27, with a value of $20,910,000)	5.300%	10/2/23	20,500	20,500
JP Morgan Securities LLC (Dated 9/29/23, Repurchase Value $23,010,000, collateralized by United States Treasury Bill 0.000%, 11/30/23, with a value of $23,460,000)	5.300%	10/2/23	23,000	23,000
Natixis SA (Dated 9/29/23, Repurchase Value $45,620,000, collateralized by Fannie Mae 2.150%, 7/13/40, United States Treasury Bill 0.000%, 11/9/23–1/16/24, United States Treasury Inflation Indexed Note/Bond 0.250%–2.375%, 1/15/27–2/15/50, and United States Treasury Note/Bond 0.250%–4.250%, 2/28/25–11/15/51, with a value of $46,512,000)	5.270%	10/2/23	45,600	45,600
NatWest Markets plc (Dated 9/29/23, Repurchase Value $24,911,000, collateralized by United States Treasury Note/Bond 2.875%–7.500%, 11/15/24–8/15/53, with a value of $25,398,000)	5.280%	10/2/23	24,900	24,900
Nomura International plc (Dated 9/29/23, Repurchase Value $44,019,000, collateralized by United States Treasury Note/Bond 0.500%–3.875%, 2/28/26–2/15/43, with a value of $44,880,000)	5.270%	10/2/23	44,000	44,000
RBC Capital Markets LLC (Dated 9/29/23, Repurchase Value $20,809,000, collateralized by United States Treasury Bill 0.000%, 3/28/24–5/16/24, with a value of $21,216,000)	5.290%	10/2/23	20,800	20,800

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 9/29/23, Repurchase Value $21,009,000, collateralized by United States Treasury Note/Bond 3.500%, 2/15/33, with a value of $21,420,000)	5.270%	10/2/23	21,000	21,000
				420,000
Total Temporary Cash Investments (Cost $420,030)				420,030
Total Investments (99.3%) (Cost $51,879,112)				51,178,192
Other Assets and Liabilities—Net (0.7%)				369,071
Net Assets (100%)				51,547,263
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $11,783,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $6,786,945,000, representing 13.2% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	778	157,709	(350)
5-Year U.S. Treasury Note	December 2023	3,830	403,526	(2,936)
10 Year U.S. Treasury Notes	December 2023	5,139	555,333	(1,442)
				(4,728)

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of September 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $51,879,082)	51,178,162
Affiliated Issuers (Cost $30)	30
Total Investments in Securities	51,178,192
Investment in Vanguard	1,805
Cash	954
Foreign Currency, at Value (Cost $537)	540
Receivables for Investment Securities Sold	454,922
Receivables for Accrued Income	374,718
Receivables for Capital Shares Issued	8,234
Variation Margin Receivable—Futures Contracts	654
Total Assets	52,020,019
Liabilities
Payables for Investment Securities Purchased	415,956
Payables to Investment Advisor	8,080
Payables for Capital Shares Redeemed	46,295
Payables to Vanguard	2,425
Total Liabilities	472,756
Net Assets	51,547,263
At September 30, 2023, net assets consisted of:

Paid-in Capital	51,559,811
Total Distributable Earnings (Loss)	(12,548)
Net Assets	51,547,263

Investor Shares—Net Assets
Applicable to 386,112,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,135,157
Net Asset Value Per Share—Investor Shares	$23.66

Admiral Shares—Net Assets
Applicable to 740,089,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,412,106
Net Asset Value Per Share—Admiral Shares	$57.31

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Year Ended September 30, 2023
($000)
Investment Income
Income
Dividends[1]	679,480
Interest	1,305,285
Securities Lending—Net	1,453
Total Income	1,986,218
Expenses
Investment Advisory Fees—Note B
Basic Fee	30,263
Performance Adjustment	4,646
The Vanguard Group—Note C
Management and Administrative—Investor Shares	16,376
Management and Administrative—Admiral Shares	43,485
Marketing and Distribution—Investor Shares	509
Marketing and Distribution—Admiral Shares	1,820
Custodian Fees	425
Auditing Fees	28
Shareholders’ Reports—Investor Shares	225
Shareholders’ Reports—Admiral Shares	419
Trustees’ Fees and Expenses	31
Other Expenses	17
Total Expenses	98,244
Expenses Paid Indirectly	(182)
Net Expenses	98,062
Net Investment Income	1,888,156
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,004,429
Futures Contracts	(35,822)
Swap Contracts	(4,271)
Foreign Currencies	409
Realized Net Gain (Loss)	964,745
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	485,274
Futures Contracts	1,377
Swap Contracts	1,335
Foreign Currencies	132
Change in Unrealized Appreciation (Depreciation)	488,118
Net Increase (Decrease) in Net Assets Resulting from Operations	3,341,019
1	Dividends are net of foreign withholding taxes of $8,285,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($67,000), and ($8,000) respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,888,156	1,778,503
Realized Net Gain (Loss)	964,745	2,658,922
Change in Unrealized Appreciation (Depreciation)	488,118	(12,263,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,341,019	(7,826,566)
Distributions
Investor Shares	(782,872)	(759,034)
Admiral Shares	(3,574,046)	(3,353,809)
Total Distributions	(4,356,918)	(4,112,843)
Capital Share Transactions
Investor Shares	(827,776)	(287,404)
Admiral Shares	(2,089,530)	925,078
Net Increase (Decrease) from Capital Share Transactions	(2,917,306)	637,674
Total Increase (Decrease)	(3,933,205)	(11,301,735)
Net Assets
Beginning of Period	55,480,468	66,782,203
End of Period	51,547,263	55,480,468

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.16	$29.31	$27.46	$27.18	$26.43
Investment Operations
Net Investment Income[1]	.817	.750	.724	.775	.803
Net Realized and Unrealized Gain (Loss) on Investments	.610	(4.120)	2.306	.576	1.787
Total from Investment Operations	1.427	(3.370)	3.030	1.351	2.590
Distributions
Dividends from Net Investment Income	(.826)	(.752)	(.714)	(.789)	(.799)
Distributions from Realized Capital Gains	(1.101)	(1.028)	(.466)	(.282)	(1.041)
Total Distributions	(1.927)	(1.780)	(1.180)	(1.071)	(1.840)
Net Asset Value, End of Period	$23.66	$24.16	$29.31	$27.46	$27.18
Total Return[2]	5.79%	-12.18%	11.22%	5.19%	10.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,135	$10,138	$12,629	$12,260	$12,864
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.23%[4]	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.30%	2.72%	2.51%	2.86%	3.08%
Portfolio Turnover Rate[5]	53%	58%	39%	53%	28%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
5	Includes 5%, 10%, 4%, 7%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.52	$70.99	$66.51	$65.85	$64.03
Investment Operations
Net Investment Income[1]	2.022	1.865	1.801	1.923	1.990
Net Realized and Unrealized Gain (Loss) on Investments	1.480	(9.975)	5.585	1.379	4.331
Total from Investment Operations	3.502	(8.110)	7.386	3.302	6.321
Distributions
Dividends from Net Investment Income	(2.044)	(1.869)	(1.777)	(1.959)	(1.979)
Distributions from Realized Capital Gains	(2.668)	(2.491)	(1.129)	(.683)	(2.522)
Total Distributions	(4.712)	(4.360)	(2.906)	(2.642)	(4.501)
Net Asset Value, End of Period	$57.31	$58.52	$70.99	$66.51	$65.85
Total Return[2]	5.87%	-12.11%	11.29%	5.24%	10.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,412	$45,342	$54,153	$48,044	$45,092
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.16%[4]	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.38%	2.79%	2.57%	2.93%	3.15%
Portfolio Turnover Rate[5]	53%	58%	39%	53%	28%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
5	Includes 5%, 10%, 4%, 7%, and 2%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among

Wellesley Income Fund
other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Wellesley Income Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting

Wellesley Income Fund
arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open swap contracts at September 30, 2023.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities

Wellesley Income Fund
lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Wellesley Income Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the year ended September 30, 2023, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net increase of $4,646,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2023, the fund had contributed to Vanguard capital in the amount of $1,805,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2023, these arrangements reduced the fund’s management and administrative expenses by $59,000 and custodian fees by $123,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Wellesley Income Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,450,553	—	6,450,553
Asset-Backed/Commercial Mortgage-Backed Securities	—	942,319	—	942,319
Corporate Bonds	—	22,816,361	—	22,816,361
Sovereign Bonds	—	398,099	—	398,099
Taxable Municipal Bonds	—	1,647,476	—	1,647,476
Common Stocks	17,813,524	689,830	—	18,503,354
Temporary Cash Investments	30	420,000	—	420,030
Total	17,813,554	33,364,638	—	51,178,192
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	4,728	—	—	4,728
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At September 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	4,728	—	4,728
Total Liabilities	4,728	—	4,728
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(35,822)	—	(35,822)
Swap Contracts	—	(4,271)	(4,271)
Realized Net Gain (Loss) on Derivatives	(35,822)	(4,271)	(40,093)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,377	—	1,377
Swap Contracts	—	1,335	1,335
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,377	1,335	2,712
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	48,971
Total Distributable Earnings (Loss)	(48,971)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	46,589
Undistributed Long-Term Gains	687,453
Net Unrealized Gains (Losses)	(746,590)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(12,548)

Wellesley Income Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,884,564	2,353,227
Long-Term Capital Gains	2,472,354	1,759,616
Total	4,356,918	4,112,843
*	Includes short-term capital gains, if any.
As of September 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	51,924,828
Gross Unrealized Appreciation	4,658,664
Gross Unrealized Depreciation	(5,405,299)
Net Unrealized Appreciation (Depreciation)	(746,635)
H.	During the year ended September 30, 2023, the fund purchased $14,375,286,000 of investment securities and sold $19,530,634,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,160,858,000 and $15,685,328,000, respectively.
I.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	689,980	27,720	1,371,540	48,953
Issued in Lieu of Cash Distributions	732,586	29,896	702,804	25,376
Redeemed	(2,250,342)	(91,108)	(2,361,748)	(85,633)
Net Increase (Decrease)—Investor Shares	(827,776)	(33,492)	(287,404)	(11,304)
Admiral Shares
Issued	3,251,382	54,110	5,647,334	83,501
Issued in Lieu of Cash Distributions	3,175,816	53,516	2,970,296	44,296
Redeemed	(8,516,728)	(142,319)	(7,692,552)	(115,847)
Net Increase (Decrease)—Admiral Shares	(2,089,530)	(34,693)	925,078	11,950

Wellesley Income Fund
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to September 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Vanguard Wellesley Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Wellesley Income Fund (the "Fund") as of September 30, 2023, the related statement of operations for the year ended September 30, 2023, the statement of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 16, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 28.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $659,450,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $153,275,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $2,520,168,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 65.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $8,502,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The fund seeks long-term growth of income, a high and sustainable level of current income, and moderate long-term capital appreciation by investing in high-quality bonds and stocks. Asset allocation changes are made gradually in response to changes in relative valuations between asset classes. For the fixed income portion of the fund, Wellington Management uses fundamental research to invest in investment-grade debt. For the equity portion, the advisor seeks to invest in large-capitalization companies with an attractive dividend yield relative to the market, below-average valuations, and stable or improving businesses. Wellington Management has advised the fund since its inception in 1970.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

"Bloomberg®" and Bloomberg U.S. Credit A or Better Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Wellesley Income Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Wellesley Income Fund or any member of the public regarding the advisability of investing in securities generally or in the Wellesley Income Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Credit A or Better Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Wellesley Income Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Wellesley Income Fund into consideration in determining, composing or calculating the Bloomberg U.S. Credit A or Better Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellesley Income Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Wellesley Income Fund’s customers, in connection with the administration, marketing or trading of the Wellesley Income Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE WELLESLEY INCOME FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE WELLESLEY INCOME FUND OR BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q270 112023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended September 30, 2023: $28,000
Fiscal Year Ended September 30, 2022: $27,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2023: $9,326,156
Fiscal Year Ended September 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended September 30, 2023: $3,295,934
Fiscal Year Ended September 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended September 30, 2023: $1,678,928
Fiscal Year Ended September 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended September 30, 2023: $25,000
Fiscal Year Ended September 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2023: $1,703,928
Fiscal Year Ended September 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 21, 2023

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.